Average Annual Total Returns (Vanguard Target Retirement 2035 Fund Retail)	Vanguard Target Retirement 2035 Fund Vanguard Target Retirement 2035 Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions Vanguard Target Retirement 2035 Fund Vanguard Target Retirement 2035 Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Target Retirement 2035 Fund Vanguard Target Retirement 2035 Fund - Investor Shares 10/1/2013 - 9/30/2014	Barclays U.S. Aggregate Bond Index Vanguard Target Retirement 2035 Fund Vanguard Target Retirement 2035 Fund - Investor Shares 10/1/2013 - 9/30/2014	MSCI US Broad Market Index Vanguard Target Retirement 2035 Fund Vanguard Target Retirement 2035 Fund - Investor Shares 10/1/2013 - 9/30/2014	Target 2035 Composite Index Vanguard Target Retirement 2035 Fund Vanguard Target Retirement 2035 Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.24%	6.63%	4.44%	5.97%	12.66%	7.57%
Five Years	11.29%	10.76%	8.94%	4.45%	15.75%	11.55%
Ten Years	6.53%	6.04%	5.18%	4.71%	8.15%	6.68%